BRIGHTHOUSE LIFE INSURANCE COMPANY

BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE

SUPPLEMENT DATED NOVEMBER 13, 2019

TO THE

PROSPECTUS DATED APRIL 29, 2019 (AS SUPPLEMENTED – COLI I)

AND TO

PROSPECTUSES DATED APRIL 29, 2019

(COLI 2000, COLI III, COLI SELECT, COLI IV)

This supplement describes a change to the Administrative Office for the COLI I, COLI 2000, COLI III, COLI SELECT, COLI IV corporate owned variable universal life insurance policies (the “Policies”) issued by Brighthouse Life Insurance Company (“we,” “us,” or “our”). This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of your Prospectus, write to us at: Brighthouse Financial, COLI Operations, 11225 North Community House Road, Charlotte, NC 28277, call us at (877) 887-3510 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

Administrative Office Contact Information Change

Effective December 2, 2019, contact information for the office that administers your Policy will change. Please use the new contact information listed below. We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on December 31, 2019. After this date, requests and elections, (including premium payments and loan repayments) sent to an address other than the one provided below, may be returned or there may be a delay in processing requests or applying payments.

•	Address: Brighthouse Financial, COLI Operations, 11225 North Community House Road, Charlotte, NC 28277
•	Telephone: (877) 887-3510

In addition, as of December 2, 2019, the (908) 253-1400 phone number referenced in your Prospectus will no longer be operable. Please use (877) 887-3510 for the following purposes:

•	To contact the Administrative Office as stated above;
•	To request another copy of your Prospectus;
•	To request a copy of a prospectus for an underlying Fund available under your Policy;
•	To elect to receive all future shareholder reports for the Funds in paper free of charge;

•	To request a copy of the Statement of Additional Information dated the same date as your Prospectus.

This change does not affect any of your contractual provisions. All rights and benefits you have with your Policy remain the same.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

SUPP-COLI-1119